Variable Interest Entities (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Securitization activity [Abstract]
Pretax gains		22
All cash flows during the period:
Servicing fees collected		$ 1,251
Other cash flows received		5,000
Purchases of previously transferred financial assets (or the underlying collateral)		0
Cash flows received on the interests that continue to be held by the Firm		261
Collateralized Credit Card Securities [Member]
Securitization activity [Abstract]
Principal securitized		26,538	21,390
Pretax gains			151
All cash flows during the period:
Proceeds from new securitizations		26,538	21,389
Servicing fees collected			1,162
Other cash flows received			4,985
Proceeds from collections reinvested in revolving securitizations		161,428	152,399
Cash flows received on the interests that continue to be held by the Firm			117
Key assumptions used to measure retained interests originated during the year (rates per annum):
Prepayment rate		16.70%	19.10%
Weighted-average life (in years)		0.5	0.4
Expected credit losses		8.90%	4.60%
Discount rate		16.00%	12.50%
Option ARMs [Member]
Securitization activity [Abstract]
Principal securitized	0	0
Pretax gains	0	0
All cash flows during the period:
Proceeds from new securitizations	0	0
Servicing fees collected	448	494	129
Other cash flows received	0	0
Proceeds from collections reinvested in revolving securitizations	0	0	0
Purchases of previously transferred financial assets (or the underlying collateral)	1	29	6
Cash flows received on the interests that continue to be held by the Firm	5	38	53
Subprime [Member]
Securitization activity [Abstract]
Principal securitized	0	0
Pretax gains	0	0
All cash flows during the period:
Proceeds from new securitizations	0	0
Servicing fees collected	209	185	146
Other cash flows received	0	4	16
Proceeds from collections reinvested in revolving securitizations	0	0	0
Purchases of previously transferred financial assets (or the underlying collateral)	109	0	13
Cash flows received on the interests that continue to be held by the Firm	26	25	23
Prime [Member]
Securitization activity [Abstract]
Principal securitized	35	0
Pretax gains	0	0
All cash flows during the period:
Proceeds from new securitizations	36	0
Servicing fees collected	311	432	279
Other cash flows received	0	7	23
Proceeds from collections reinvested in revolving securitizations	0	0	0
Purchases of previously transferred financial assets (or the underlying collateral)	211	136	217
Cash flows received on the interests that continue to be held by the Firm	288	475	267
Key assumptions used to measure retained interests originated during the year (rates per annum):
Prepayment rate	0.00%
Weighted-average life (in years)	0
Expected credit losses	0.00%
Discount rate	0.00%
Commercial and other [Member]
Securitization activity [Abstract]
Principal securitized	2,237	500	1,023
Pretax gains	0	0
All cash flows during the period:
Proceeds from new securitizations	2,369	542	989
Servicing fees collected	4	11	11
Other cash flows received	0	0
Proceeds from collections reinvested in revolving securitizations	0	0	0
Purchases of previously transferred financial assets (or the underlying collateral)		0	0
Cash flows received on the interests that continue to be held by the Firm	143	109	455
Key assumptions used to measure retained interests originated during the year (rates per annum):
Prepayment rate	100.00%	100.00%	1.50%
Weighted-average life (in years)	7.1	9.0	2.1
Expected credit losses	0.00%	0.00%	1.50%
Discount rate	7.70%	10.70%	25.00%
Student [Member]
Securitization activity [Abstract]
Principal securitized	0
Pretax gains	0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected		3	4
Other cash flows received	0
Proceeds from collections reinvested in revolving securitizations		0	0
Purchases of previously transferred financial assets (or the underlying collateral)		0
Cash flows received on the interests that continue to be held by the Firm		7
Auto Loans [Member]
Securitization activity [Abstract]
Principal securitized	0
Pretax gains	0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected		4	15
Other cash flows received	0
Proceeds from collections reinvested in revolving securitizations		0	0
Purchases of previously transferred financial assets (or the underlying collateral)		249	359
Cash flows received on the interests that continue to be held by the Firm		$ 4	$ 43